Vessel Revenue and Voyage Expenses	12 Months Ended
Dec. 31, 2023
Vessel Revenue and Voyage Expenses [Abstract]
Vessel Revenue and Voyage Expenses
13.	Vessel Revenue and Voyage Expenses:

Revenue Recognition

Demurrage income for the years ended December 31, 2023, 2022 and 2021 was $NIL, $NIL and $800, respectively.

Despatch expense for the years ended December 31, 2023, 2022 and 2021 was $NIL, $NIL and $110, respectively.

Disaggregation of Revenue

The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Vessel revenues from spot charters, net of commissions	-	-	28,264
Vessel revenues from time charters, net of commissions	107,036	122,629	124,844
Total	107,036	122,629	153,108

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). As of December 31, 2023 and 2022, the trade accounts receivable was $896 and $720, respectively, and related to time charters.

The current portion of Deferred revenue as of December 31, 2023 was $2,136 and relates to cash received in advance of performance under operating leases and to premiums for energy devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The non-current portion of Deferred revenue as of December 31, 2023 and 2022 was $254 and $35 and relates to cash received in advance of performance under operating leases and to premiums for energy devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided.

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2023, 2022 and 2021 were:

Customer	2023	2022	2021
A	28%	24%	15%
B	25%	17%	23%
C	18%	18%	13%
D	12%	15%	11%
E	-	-	10%
Total	83%	74%	72%

Voyage Expenses

The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Voyage expenses from spot charters	-	-	13,465
Voyage expenses from time charters	2,851	4,293	3,004
Total	2,851	4,293	16,469